CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interest
Balance at Dec. 31, 2014	$ 79,029	$ 308,682	$ (218,176)	$ (11,487)	$ 10
Balance (in shares) at Dec. 31, 2014		11,052
Stock-based compensation	63	$ 63
Deconsolidation of FingerRockz (Note 4)	35				35
Net income (loss)	(2,288)		(2,243)		$ (45)
Other comprehensive income (loss)	(10,848)			(10,848)
Balance at Dec. 31, 2015	65,991	$ 308,745	(220,419)	(22,335)
Balance (in shares) at Dec. 31, 2015		11,052
Stock-based compensation	9	$ 9
Net income (loss)	(6,066)		(6,066)
Other comprehensive income (loss)	(276)			(276)
Balance at Dec. 31, 2016	$ 59,658	$ 308,754	(226,485)	(22,611)
Balance (in shares) at Dec. 31, 2016	11,052	11,052
Stock-based compensation	$ (7)	$ (7)
Net income (loss)	1,086		1,086
Other comprehensive income (loss)	628			628
Balance at Dec. 31, 2017	$ 61,365	$ 308,747	$ (225,399)	$ (21,983)
Balance (in shares) at Dec. 31, 2017	11,052	11,052